Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 10 EMPLOYEE BENEFIT PLANS

Certain subsidiaries of the Company are sponsors or administrators of both qualified and non-qualified defined benefit pension plans (“Pension Plans”). The largest of these plans is a non-contributory qualified defined benefit pension plan sponsored by RGA Reinsurance that covers U.S. employees. The benefits under the Pension Plans are generally based on years of service and compensation levels.

The Company also provides certain health care and life insurance benefits for retired employees. The health care benefits are provided through a self-insured welfare benefit plan. Employees become eligible for these benefits if they meet minimum age and service requirements. The retiree's cost for health care benefits varies depending upon the credited years of service. The Company recorded benefits expense of approximately $2.5 million, $2.0 million, and $1.3 million in 2011, 2010 and 2009, respectively that are related to these postretirement plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement health benefits. Prepaid benefit costs and accrued benefit liabilities are included in other assets and other liabilities, respectively, in the Company's consolidated balance sheets.

A December 31 measurement date is used for all of the defined benefit and postretirement plans. The status of these plans as of December 31, 2011 and 2010 is summarized below (dollars in thousands):

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$69,626	$63,998	$18,395	$14,321
Service cost	5,985	4,762	1,116	847
Interest Cost	3,916	3,420	1,035	882
Participant contributions	--	--	176	127
Actuarial (gains) losses	16,164	(1,938)	8,348	2,326
Benefits paid	(2,100)	(1,280)	(216)	(108)
Foreign currency rate change effect	(490)	663	--	--
Benefit obligation at end of year	$93,101	$69,625	$28,854	$18,395

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$35,888	$30,923	$--	$--
Actual return on plan assets	540	4,383	--	--
Employer contributions	6,972	1,862	40	70
Participant contributions	--	--	176	127
Benefits paid and expenses	(2,100)	(1,280)	(216)	(108)
Administrative expense	--	--	--	(89)
Fair value of plan assets at end of year	$41,300	$35,888	$--	$--

Funded status at end of year	$(51,801)	$(33,737)	$(28,854)	$(18,395)

	December 31,
	Qualified Plans		Non-Qualified Plans(1)		Total
	2011	2010	2011	2010	2011	2010
Aggregate fair value of plan assets	$41,300	$35,888	$--	$--	$41,300	$35,888
Aggregate projected benefit obligations	51,980	40,687	41,121	28,938	93,101	69,625
Under funded	$(10,680)	$(4,799)	$(41,121)	$(28,938)	$(51,801)	$(33,737)

(1) For non-qualified plans, there are no required funding levels.

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other
comprehensive income:
Net actuarial loss	$30,565	$13,118	$13,875	$5,880
Net prior service cost	2,804	3,264	--	--
Total	$33,369	$16,382	$13,875	$5,880

The following table presents information for pension plans with a projected benefit obligation in excess of plan assets as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Projected benefit obligation	$93,101	$69,625
Fair value of plan assets	41,300	35,888

The accumulated benefit obligations for all defined benefit pension plans were $89.5 million and $66.7 million at December 31, 2011 and 2010, respectively. The following table presents information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Accumulated benefit obligation	$89,531	$66,597
Fair value of plan assets	41,300	35,888

The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows (dollars in thousands):

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Net periodic benefit cost:
Service cost	$5,985	$4,762	$3,821	$1,116	$847	$597
Interest cost	3,916	3,420	3,443	1,035	882	674
Expected return on plan assets	(2,937)	(2,577)	(1,945)	--	--	--
Amortization of prior actuarial losses	980	688	1,593	353	236	20
Amortization of prior service cost	399	(171)	558	--	--	--
Net periodic benefit cost	8,343	6,122	7,470	2,504	1,965	1,291

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

Net actuarial (gains) losses	18,561	(3,743)	2,009	8,348	2,326	2,094
Prior service cost	--	--	--	--	--	--
Amortization of actuarial (gains) losses	(980)	(688)	(1,593)	(353)	(236)	(20)
Amortization of prior service cost (credit)	(399)	171	(558)	--	--	--
Foreign exchange translations and other
adjustments	(196)	(307)	290	--	--	--
Total recognized in other comprehensive
income	16,986	(4,567)	148	7,995	2,090	2,074
Total recognized in net periodic benefit
cost and other comprehensive income	$25,329	$1,555	$7,618	$10,499	$4,055	$3,365

The Company expects to contribute to the plans $4.7 million in pension benefits and $0.2 million in other benefits during 2012.

The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (dollars in thousands):

	Pension Benefits	Other Benefits
2012	$4,705	$247
2013	5,031	302
2014	5,226	361
2015	5,511	420
2016	7,434	480
2017-2021	38,945	3,495

The estimated net loss and prior service cost for the defined benefit pension plans and post-retirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $3.4 million and $0.3 million, respectively.

Assumptions

Weighted average assumptions used to determine the accumulated benefit obligation and net benefit cost or income for the year ended December 31:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Discount rate used to determine benefit
obligation	4.48%	5.47%	6.01%	4.50%	5.40%	5.50%
Discount rate used to determine net benefit
cost or income	5.22%	5.96%	6.37%	5.40%	5.75%	6.30%
Expected long-term rate of return on plan
assets	7.75%	8.50%	8.50%	--%	--%	--%
Rate of compensation increases	4.20%	4.20%	4.21%	--%	--%	--%

The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the long-term expectations on the performance of the markets. While the precise expected return derived using this approach may fluctuate from year to year, the policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. This process is consistent for all plan assets as all the assets are invested in mutual funds.

The assumed health care cost trend rates used in measuring the accumulated non-pension post-retirement benefit obligation were as follows:

	December 31,
	2011	2010
Pre-Medicare eligible claims	9% down to 5% in 2015	8% down to 5% in 2013
Medicare eligible claims	8% down to 5% in 2013	8% down to 5% in 2013

Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	One Percent Increase	One Percent Decrease
Effect on total of service and interest cost components	$659	$(441)
Effect on accumulated postretirement benefit obligation	$7,010	$(5,244)

Plan Assets

Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on the Company's assessment of the effect of economic factors and market conditions. The target allocations for plan assets are 60% equity securities and 40% debt securities as of December 31, 2011 and 2010. The Company's plan assets are primarily invested in mutual funds. The mutual funds include holdings of S&P 500 securities, large-cap securities, mid-cap securities, small-cap securities, international securities, corporate debt securities, U.S. and other government securities, mortgage-related securities and cash.

Equity and debt securities are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, changes in the values of investment securities will occur and any change would affect the amounts reported in the financial statements.

The fair values of the Company's pension plan assets as of December 31, 2011 and 2010 are summarized below (dollars in thousands):

	December 31, 2011
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(1)	$41,250	$41,250	$--	$--
Cash	50	50	--	--
Total	$41,300	$41,300	$--	$--

(1)	Mutual funds were invested 43% in bond index funds, 25% in S&P 500 index funds, 12% in mid-cap stock funds, 13% in foreign large blend funds and 7% in small-cap funds.

	December 31, 2010
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(2)	$35,845	$35,845	$--	$--
Cash	43	43	--	--
Total	$35,888	$35,888	$--	$--

(2)	Mutual funds were invested 38% in bond index funds, 26% in S&P 500 index funds, 13% in mid-cap stock funds, 15% in foreign large blend funds and 8% in small-cap funds.

As of December 31, 2011 and 2010, the Company classified all of its pension plan assets in the Level 1 category as quoted prices in active markets are available for these assets. See Note 6 – “Fair Value of Financial Instruments” for additional detail on the fair value hierarchy.

Savings and Investment Plans

Certain subsidiaries of the Company also sponsor saving and investment plans under which a portion of employee contributions are matched. Subsidiary contributions to these plans, which are partially tied to RGA's financial results, were $5.1 million, $3.9 million and $2.7 million in 2011, 2010 and 2009, respectively.